Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Equity method investments	$ 26,257	$ 23,548
Equity investments without readily determinable fair values	142	134
Total investments	$ 26,399	$ 23,682